Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Disclosure of Geographical Areas	Revenue based on customers’ headquarters and non-current assets by geography were as follows:

	Year ended December 31,
Revenue by Geography	2024	2023	2022
(in millions)
United States	$3,713	$4,262	$4,898
Europe, the Middle East and Africa	1,423	1,533	1,182
Other	1,614	1,597	2,028
Total	$6,750	$7,392	$8,108

	As of December 31,
Non-current Assets by Geography	2024	2023
(in millions)
United States	$3,575	$4,738
Germany	2,289	2,400
Singapore	3,975	3,801
Other	301	457
Total	$10,140	$11,396